Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes [Abstract]
Income tax expense reconciled to loss
The income tax expense for each year can be reconciled to loss before tax as follows:

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Income/(loss) before income tax	45,442	(50,951)	(26,411)
Tax expense/(benefit) calculated at the statutory rate of 13.6% (20.6% for 2018 and 20.5% for 2017)	6,194	(10,507)	(5,420)
Permanent differences	(62)	334	40
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	(6,132)	10,173	5,380
Effective income tax rate benefit/(expense)	—	—	—

Unrecognized deductible temporary differences, unused tax losses and unused tax credits
The tax rate used for the 2019 reconciliations above is the corporate tax rate of 13.6% (20.6%: 2018 and 20.5%: 2017) payable by corporate entities in the Canton of Vaud, Switzerland on taxable profits under tax law in that jurisdiction.

	As of December 31,
in CHF thousands	2019	2018	2017
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
- Tax losses	64,125	109,294	62,575
- Deductible temporary differences related to:
Right-of-use assets and lease liabilities, net	—	—	—
Retirement benefit plan	7,485	5,665	4,926

Total	71,610	114,959	67,501

Tax losses expiry dates
Deductible temporary differences do not expire. Tax losses expiry dates are shown in the table below:

	As of December 31,
in CHF thousands	2019	2018	2017
Tax losses split by expiry date

December 31, 2018	—	—	2,175
December 31, 2019	—	16,566	16,566
December 31, 2020	—	10,338	10,338
December 31, 2021	—	—	—
December 31, 2022	—	—	—
December 31, 2023	—	7,628	7,628
December 31, 2024	15,231	25,868	25,868
December 31, 2025	48,894	48,894	—
December 31, 2026	—	—	—
Total	64,125	109,294	62,575